FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the Trust Account	$ 3,923,804	$ 278,836,080
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	414,000	6,461,798
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	308,400	4,813,571
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the Trust Account		278,835,182
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the Trust Account		$ 278,835,182